QUARTERLY RESULTS (unaudited) (Tables)	12 Months Ended
Jan. 02, 2016
Quarterly Financial Information Disclosure [Abstract]
Summary of quarterly results (unaudited)

The following summarizes the Company’s fiscal 2015 quarterly financial data:

	Fiscal Quarter Ended
	April 4, 2015	July 4, 2015	October 3, 2015	January 2, 2016
	13 Weeks	13 Weeks	13 Weeks	13 Weeks
Net sales	$426,509	$391,878	$407,170	$386,054
Gross profit	87,154	83,814	87,718	95,688
Net income	10,529	2,260	12,635	11,687
Net income per common share
Basic	$0.16	$0.03	$0.19	$0.18
Weighted average shares outstanding—Basic	65,145,051	65,269,159	65,334,001	65,653,641
Diluted	$0.16	$0.03	$0.19	$0.18
Weighted average shares outstanding—Diluted	66,258,254	66,617,909	66,417,063	66,557,204

The following summarizes the Company’s fiscal 2014 quarterly financial data:

	Fiscal Quarter Ended
	March 29 2014	June 28, 2014	September 27, 2014	January 3, 2015
	13 Weeks	13 Weeks	13 Weeks	14 Weeks
Net sales	$375,026	$356,164	$406,328	$440,109
Gross profit	58,501	59,102	63,731	67,865
Net loss	(13,106)	(13,574)	(4,176)	(7,087)
Net loss per common share
Basic	$(0.20)	$(0.21)	$(0.07)	$(0.11)
Weighted average shares outstanding—Basic	63,999,556	64,110,610	64,148,380	64,583,747
Diluted	$(0.20)	$(0.21)	$(0.07)	$(0.11)
Weighted average shares outstanding—Diluted	63,999,556	64,110,610	64,148,380	64,583,747